INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Inventory impairment charges	$ 4	$ 48
Cortez [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	3	28
Carlin [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	0	17
Long Canyon [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	1	2
Phoenix [Member]
Disclosure of operating segments [line items]
Inventory impairment charges	$ 0	$ 1